CONTINGENCIES AND CLAIMS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES AND CLAIMS

NOTE 19 – CONTINGENCIES AND CLAIMS

ASC 450.20 governs the disclosure and recognition of loss contingencies, including potential losses from litigation, regulation, tax, and other matters. The accounting standard defines a “loss contingency” as “an existing condition, situation, or set of circumstances involving uncertainty as to possible loss to an entity that will ultimately be resolved when one or more future events occur or fail to occur.” ASC 450 requires accrual for a loss contingency when it is probable that one or more future events will occur, confirming the fact of loss and the amount of the loss can be reasonably estimated. Under this standard, an event is probable when it is likely to occur.

Occasionally, we are subject to asserted and actual claims and lawsuits arising in the ordinary course of business. Company management reviews any such legal proceedings and claims on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. We recognize accruals for those contingencies where the incurrence of a loss is probable and can be reasonably estimated, and disclose the amount accrued and the amount of a reasonably possible loss over the amount accrued if such disclosure is necessary for our consolidated financial statements. As required by ASC 450, we do not record liabilities when the likelihood is not probable or when the likelihood is probable but the amount cannot be reasonably estimated. To estimate whether a loss contingency should be accrued, management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of the loss.

The outcomes of our legal proceedings and other contingencies are inherently unpredictable, subject to significant uncertainties. They could be material to our operating results and cash flows for a particular period. At least quarterly, we evaluate developments in our legal proceedings and other contingencies that could affect the amount of liability, including amounts over any previous accruals and reasonably possible losses disclosed, and make adjustments and changes to our accruals and disclosures as appropriate. For the matters we disclose that do not include an estimate of the amount of loss or range of losses, such an estimate is not possible or is immaterial, and we may be unable to estimate the possible loss or range of losses that could potentially result from the application of non-monetary remedies. Until the final resolution of such matters, if any of our estimates and assumptions change or prove to have been incorrect, we may experience losses over the amounts recorded, which could have a material effect on our business, consolidated financial position, results of operations, or cash flows.

Information regarding our legal proceedings is contained in Note 19—Contingencies and Claims of the Notes to Consolidated Financial Statements of our Annual Report on Form 10-K for the year ended September 30, 2023. Other than as set forth herein, there are no additional updates to the legal proceedings involving the Company and/or its subsidiaries.

TOA Trading LLC Litigation

On April 8, 2022, TOA Trading LLC and Munshibari LLC (“Plaintiffs”) filed a complaint against the Company and Mullen Technologies, Inc. in the United States District Court for the Southern District of Florida. Plaintiffs bring claims for breach of contract, or unjust enrichment, related to an unpaid alleged finder’s fee in connection with a merger, and seek damages, pre- and post-judgment interest, as well as an award of reasonable fees and expenses.

During May and June 2024, the Company fully settled the matter for a cash payment of $537,500 and stock-based payments valued at $537,500.

The GEM Group

On September 21, 2021, the GEM Group filed an arbitration demand and statement of claim with the American Arbitration Association against Mullen, seeking declaratory relief and damages. On August 3, 2023, the arbitrator ordered Mullen to deposit $7,000,000 into an interest-bearing escrow account with a commercial bank or brokerage firm. That amount was released to the GEM Group in May 2024.

On November 17, 2023, the arbitrator issued the Partial Final Award on Liability, finding that Mullen and Mullen Technologies, Inc. (“MTI”) had repudiated and breached the securities purchase agreement and a related agreement (the “GEM Agreements”). On December 28, 2023, Mullen and MTI filed a complaint against the GEM Group and Christopher F. Brown in the United States District Court for the Southern District of New York, alleging, among other things, that the GEM Group and Mr. Brown engaged in an unlawful securities transaction under the federal securities laws by entering into the GEM Agreements while the GEM Group was operating as an unregistered dealer. The complaint seeks an order declaring, among other things, that the GEM Agreements are void ab initio.

On January 24, 2024, the arbitrator ordered Mullen to deposit an additional $24,114,921 into escrow on or before March 9, 2024. The GEM Group moved to the United States District Court to confirm that second interim order. On January 29, 2024, the parties completed the briefing on the issues of damages and allocation. On April 8, 2024, the District Court stayed the action filed by Mullen and MTI against the GEM Group and Christopher F. Brown.

On May 10, 2024, the arbitrator issued his final award, awarding the GEM Group $26,752,627 in damages for breach of the relevant agreements and $3,830,943.26 in attorney fees and certain administrative costs. On June 11, 2024, the United States District Court confirmed the second interim order. On July 10, 2024, Mullen moved into the United States District Court for the Southern District of New York for an order vacating the arbitration awards and denying GEM’s anticipated motion to confirm those awards.

The Company has paid $7 million and accrued additional expected settlement expenses as of June 30, 2024.

Mullen Stockholder Litigation

In re Mullen Automotive, Inc. Securities Litigation

On May 5, 2022, Plaintiff Margaret Schaub, a purported stockholder, filed a putative class action complaint in the United States District Court Central District of California against the Company, as well as its Chief Executive Officer, David Michery, and the Chief Executive Officer of a predecessor entity, Oleg Firer (the “Schaub Lawsuit”). This lawsuit was brought by Schaub both individually and on behalf of a putative class of the Company’s shareholders, claiming false or misleading statements regarding the Company’s business partnerships, technology, and manufacturing capabilities and alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (“Exchange Act”) and Rule 10b-5 promulgated thereunder. An amended complaint was filed on September 23, 2022, asserting claims against the Company, Mullen Technologies, Inc., and Mr. Michery. The Schaub Lawsuit seeks to certify a putative class of shareholders, seeks monetary damages, and an award of reasonable fees and expenses.

As of June 30, 2024, the Company has created a provision for losses expected to arise from this litigation.

David Gru v. Mullen Automotive Inc.

On May 12, 2022, David Gru, a purported stockholder, filed a putative class action lawsuit in the United States District Court for the Central District of California against the Company, Mr. Michery, and Mr. Firer (the “Gru Lawsuit”). This lawsuit was brought by Gru both individually and on behalf of a putative class of Mullen’s shareholders, claiming false or misleading statements regarding Mullen’s business partnerships, technology, and manufacturing capabilities and alleging violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5. The Gru Lawsuit sought to declare the action to be a class action and sought monetary damages, pre-judgment and post-judgment interest, and an award of reasonable fees and expenses. On August 4, 2022, the Court consolidated this action into the Schaub Lawsuit and ordered this action administratively closed.

In re Mullen Automotive, Inc. Derivative Litigation

On August 1, 2022, Jeff Witt and Joseph Birbigalia, purported stockholders, filed a shareholder derivative action in the United States District Court for the Central District of California, purportedly in the right and for the benefit of the Company as a nominal defendant, against Mr. Michery, Mr. Firer, and current or former Company directors Ignacio Novoa, Mary Winter, Kent Puckett, Mark Betor, William Miltner and Jonathan New (the “Witt Lawsuit”). The Witt lawsuit asserts claims for breach of fiduciary duty, unjust enrichment, abuse of control, waste of corporate assets, and violation of Section 14 of the Exchange Act primarily concerning the issues and claims asserted in the Schaub Lawsuit. The Witt Lawsuit seeks monetary damages and an award of reasonable fees and expenses.

The Company has accrued expected settlement expenses as of June 30, 2024.

Hany Morsy v. David Michery et al.

On September 30, 2022, Hany Morsy, a purported stockholder, filed a shareholder derivative action in the United States District Court for the Central District of California, purportedly in the right and for the benefit of the Company as a nominal defendant, against Mr. Michery, Mr. Firer, former Company officer and director, Jerry Alban, and Company directors Mr. Novoa, Ms. Winter, Mr. Puckett, Mr. Betor, Mr. Miltner, and Mr. New (the “Morsy Lawsuit”). This lawsuit asserts claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste of corporate assets, and violation of Section 14 of the Exchange Act primarily concerning the issues and claims asserted in the Schaub Lawsuit. The Morsy Lawsuit seeks to direct the Company to improve its corporate governance and internal procedures. Also, it seeks monetary damages, pre-judgment and post-judgment interest, restitution, and an award of reasonable fees and expenses. On November 8, 2022, the Court consolidated this matter and the Witt Lawsuit (see above).

Chosten Caris v. David Michery

On April 27, 2023, Chosten Caris, a purported stockholder, filed a complaint against Mr. Michery in the Eighth Judicial Circuit In and For Alachua County, Florida (the “Caris Lawsuit”). This lawsuit purports to seek damages for claims arising under Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder. The Caris Lawsuit also seeks punitive damages. On May 17, 2023, Mr. Michery removed the Caris Lawsuit to the United States District Court for the Northern District of Florida.

No loss provision has been accrued regarding this matter as of June 30, 2024, as the Company can reasonably estimate neither the probability of the loss nor its magnitude (if any) based on all information presently available to management.

Trinon Coleman v. David Michery et al.

On December 8, 2023, Trinon Coleman, a purported stockholder, filed a shareholder derivative action in the Court of Chancery for the State of Delaware, purportedly in the right and for the benefit of the Company as a nominal defendant, against Mr. Michery, and Company directors Mr. Puckett, Ms. Winter, Mr. Betor, Mr. Miltner, and Mr. New (the “Coleman Lawsuit”). This lawsuit asserts claims for breach of fiduciary duty, insider trading, and unjust enrichment primarily in connection with the issues and claims asserted in the Schaub Lawsuit. The Coleman Lawsuit seeks to direct the Company to improve its corporate governance and internal procedures, and also seeks monetary damages and an award of reasonable fees and expenses.

No loss provision has been accrued regarding this matter as of June 30, 2024, as the Company can reasonably estimate neither the probability of the loss nor its magnitude (if any) based on all information presently available to management.

Other contingencies

Accrued debt settlement

As discussed in the Note 7 - Debt, section “Non-convertible promissory note (terminated)”, on December 18, 2023, Mullen entered into a Debt Agreement to issue a non-convertible secured promissory note with a principal amount of $50 million, purchased for $32 million, reflecting an $18 million original issue discount. The funds contemplated by the Debt Agreement have not been received and, on May 7, 2024, the Debt Agreement has been terminated. The $18 million original issue discount was considered a settlement cost related to a dispute. The costs have been accrued as of September 30, 2023, and, since the loss is no longer probable, the accrual was released to decrease “Settlements and penalties” of the operating expenses (see Note 16 - Operating Expenses) during the three months ending June 30, 2024.

NOTE 19 – CONTINGENCIES AND CLAIMS

ASC 450.20 governs the disclosure and recognition of loss contingencies, including potential losses from litigation, regulation, tax and other matters. The accounting standard defines a “loss contingency” as “an existing condition, situation, or set of circumstances involving uncertainty as to possible loss to an entity that will ultimately be resolved when one or more future events occur or fail to occur.” ASC 450 requires accrual for a loss contingency when it is probable that one or more future events will occur confirming the fact of loss and the amount of the loss can be reasonably estimated. Under this standard an event is probable when it is likely to occur.

From time to time, we are subject to asserted and actual claims and lawsuits arising in the ordinary course of business. Company management reviews any such legal proceedings and claims on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. We recognize accruals for those contingencies where the incurrence of a loss is probable and can be reasonably estimated, and disclose the amount accrued and the amount of a reasonably possible loss in excess of the amount accrued, if such disclosure is necessary for our consolidated financial statements to not be misleading. As required by ASC 450 we do not record liabilities when the likelihood is not probable, or when the likelihood is probable, but the amount cannot be reasonably estimated. To estimate whether a loss contingency should be accrued by a charge to income, management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of the loss.

The outcomes of our legal proceedings and other contingencies are inherently unpredictable, subject to significant uncertainties, and could be material to our operating results and cash flows for a particular period. We evaluate, at least quarterly, developments in our legal proceedings and other contingencies that could affect the amount of liability, including amounts in excess of any previous accruals and reasonably possible losses disclosed, and make adjustments and changes to our accruals and disclosures as appropriate. For the matters we disclose that do not include an estimate of the amount of loss or range of losses, such an estimate is not possible or is immaterial, and we may be unable to estimate the possible loss or range of losses that could potentially result from the application of non-monetary remedies. Until the final resolution of such matters, if any of our estimates and assumptions change or prove to have been incorrect, we may experience losses in excess of the amounts recorded, which could have a material effect on our business, consolidated financial position, results of operations, or cash flows.

Qiantu Motor (Suzhou) Ltd.

This matter arises out of a contract dispute between Mullen and Qiantu Motor (Suzhou) Ltd. (“Qiantu”) related to the engineering, design, support, and homologation of Qiantu’s K50 vehicle by Mullen.

On March 14, 2023, the parties entered into a Settlement Agreement providing for full settlement of all pending litigation between Mullen and Qiantu. The parties also released all claims against each other arising from or in connection with the matters and claims that were subject to the legal proceedings. Pursuant to the Settlement Agreement, (1) the parties agreed to enter into an IP Agreement (as defined and described below) and (2) in connection with the settlement of the Legal Proceedings and for the privilege of entering into the IP Agreement, the Mullen paid $6 million to Qiantu.

In connection with the execution of the Settlement Agreement, on March 14, 2023, Mullen entered into an Intellectual Property and Distribution Agreement (“IP Agreement”) with Qiantu, and two of Qiantu’s affiliates (collectively “Qiantu”). Pursuant to the IP Agreement, Qiantu granted Mullen the exclusive license to use certain of Qiantu’s trademarks and the exclusive right to assemble, manufacture, and sell the homologated vehicles based on the Qiantu K-50 model throughout North America (including Canada, Mexico, and the United States of America) and South America for a period of five (5) years, which period does not start until Mullen has successfully homologated vehicles based on terms of the IP Agreement (“Five Year Period”). During the Five-Year Period, Mullen is also obligated to purchase a certain number of vehicle kits every year from Qiantu. These rights shall be obtained and the commitment shall only be effective upon Mullen’s assessment of feasibility and profitability of the project within 150 days as provided for by the IP Agreement.

As consideration for Mullen’s entry into the IP Agreement, (1) Mullen issued to Qiantu USA warrants to purchase up to 3,334 shares of Mullen’s common stock (the “Qiantu Warrants”) as described below; (2) Mullen additionally paid Qiantu $2,000,000 for deliverable items under the IP Agreement; and (3) in exchange, Mullen will pay Qiantu a royalty fee of $1,200 for each homologated vehicle sold in North America and South America during the term of the IP Agreement. The Qiantu Warrants were issued upon execution of the IP Agreement and are exercisable at Qiantu USA’s discretion commencing at any time from September 30, 2023 up to and including September 30, 2024 at 110% of the market price of Mullen’s common stock at the close of trading on the earlier of (a) when Mullen completes its obligations to its Series D Preferred Stock investors; or (b) June 15, 2023 (for more information on these warrants, see Note 8).

As Mullen continues analysis of the homologation costs, Mullen believes it would be in its best interest to also acquire licensing rights in additional territories. In that regard, Mullen is currently in negotiations with Qiantu for the licensing rights to the European territory.

No loss contingencies have been accrued in respect of this matter as at September 30, 2023, other than those paid (see above) as the Company can reasonably estimate neither probability of additional losses, nor their magnitude (if any), based on all available information presently known to management.

International Business Machines (“IBM”)

This claim was filed in the Supreme Court of the State of New York on May 7, 2019. This matter arises out of a contract dispute between Mullen and IBM related to a joint development and technology license agreement, patent license agreement, and a logo trademark agreement. On November 9, 2021, the court, pursuant to an inquest order, awarded damages in favor of IBM and on December 1, 2021, the court entered a judgment in favor of IBM in the amount of $5,617,192. On February 2, 2022, IBM filed a Motion to Amend the Judgment it had obtained to add Mullen Automotive and Ottava as Judgment Debtors. Mullen filed an Appeal on April 8, 2022. A settlement was reached in which Mullen paid the full amount of the Judgment with interest, for a total of approximately $5,900,000, but maintained its Appeal rights. IBM then filed a Motion to Dismiss the Appeal based on Mullen’s payment of the Judgment. Mullen filed an Opposition to the same on July 18, 2022, and the hearing of the matter was set for July 25, 2022. The Court took the same under submission, and a decision has still not been issued. The Appeal remains pending.

The Company has recognized the amounts paid ($5.9 million) as losses on settlement in the year ended September 30, 2022 and does not expect any additional losses to be reasonably possible.

TOA Trading LLC Litigation

This claim arises out of an alleged breach of contract related to an unpaid finder’s fee. On April 11, 2022, TOA Trading LLC and Munshibari LLC (“Plaintiffs”), filed a complaint against Mullen in the United States District Court for the Southern District of Florida. The Plaintiffs estimated the damages to be $15 million. On May 18, 2022, Mullen filed a Motion to Dismiss or in the Alternative, Transfer Venue. Plaintiffs filed their opposition on June 1, 2022 and Mullen filed its reply on June 8, 2022. The court took the Motion to Dismiss or in the Alternative, Transfer Venue under submission. Plaintiffs filed a Notification of Ninety Days Expiring on February 1, 2023 notifying the court that Mullen’s Motion to Dismiss or in the Alternative, Transfer Venue had been fully briefed for a period of time exceeding 90 days. On March 22, 2023, the Court issued a ruling denying Mullen’s Motion to Dismiss or in the Alternative, Transfer Venue. Accordingly, Mullen filed its Answer to Plaintiffs’ complaint on April 7, 2023. The Parties have completed written and oral discovery. Court mandated mediation took place on September 7, 2023, and was not successful. Mullen filed a Motion for Summary Judgment (“MSJ”) on October 6, 2023. The MSJ was fully submitted on November 3, 2023. Trial is set for February 12, 2024.

Based on the early stage of the litigation, no loss contingencies have been accrued in respect of this matter as at September 30, 2023 as the Company can reasonably estimate neither probability of the loss, nor their magnitude (if any), based on all available information presently known to management.

DBI Lease Buyback Servicing LLC, Drawbridge Investments LLC

In June 2022, Mullen entered into a letter agreement with DBI Lease Buyback Servicing LLC (“DBI”) wherein it agreed to provide DBI with a right to purchase up to $25 million worth of a to-be-issued Series E Convertible Preferred Stock and warrants. The option and its terms have not been finalized.

On March 2, 2023, DBI and Drawbridge Investments LLC (collectively, “Drawbridge”) filed a complaint in the Commercial Division of the Supreme Court of the State of New York, County of New York against Mullen. The complaint asserted three claims arising out of an alleged Series E option agreement by which Drawbridge allegedly would be able to purchase to-be-created Series E preferred shares and obtain warrants for Mullen’s common stock in exchange for, inter alia, a $3.5 million discount on a promissory note held by Drawbridge. Specifically, Drawbridge asserts claims for: (1) specific performance of the alleged agreement; (2) money damages (in an amount exceeding $100 million) arising out of Mullen’s alleged breach of the alleged agreement; and (3) declaratory judgment setting forth Drawbridge’s rights and Mullen’s obligations under the alleged agreement.

Drawbridge commenced the action by Order to Show Cause (“OSC”) whereby it, inter alia, sought a temporary restraining order (“TRO”) (a) enjoining Mullen from (i) increasing the number of designated shares for any outstanding stock and (ii) issuing new preferred stock; and (b) requiring Mullen to maintain at least 500,000,000 in authorized common stock (post reverse splits). On March 14, 2023, the Court vacated the TRO and entered an Order on March 15, 2023 whereby the TRO was vacated and denied. At the April 18, 2023 hearing for the preliminary injunctive relief sought by Drawbridge in the OSC and after reviewing Mullen’s opposition and hearing oral argument from both sides, the Court reserved decision on Drawbridge’s motion. Mullen moved to dismiss the complaint, with prejudice, on May 9, 2023. The Motion to Dismiss (“MTD”) was fully submitted on or about June 27, 2023. By Order dated August 25, 2023 and entered on August 29, 2023, the Court granted Mullen’s MTD and denied Drawbridge’s motion for a preliminary injunction.

On December 5, 2023, as part of the settlement, Drawbridge withdrew its appeal with prejudice. Based on the contract signed by the parties, the Company accrued $1.95 million as of September 30, 2023 in full and complete satisfaction of the claims.

The GEM Group

On September 21, 2021, the GEM Group filed an arbitration demand and statement of claim against Mullen seeking declaratory relief and damages. This matter arises out of an alleged breach of a securities purchase agreement dated November 13, 2020. On June 7, 2023, the arbitrator held oral argument on issues related to liability. The arbitrator has not yet issued his decision on issues related to liability. Briefing and oral argument on issues of damages, if necessary, will be scheduled after the arbitrator issues its decision on liability.

On June 13, 2023, the GEM Group requested permission to file a motion for interim relief based on its belief that Mullen may not be able to satisfy its obligations should the arbitrator ultimately rule in the GEM Group’s favor. Despite Mullen’s objections, the arbitrator authorized the GEM Group to file an application. On July 12, 2023, the GEM Group filed an Application for Interim Award of Relief. Mullen filed its response on July 19, 2023. On August 3, 2023, the Arbitrator issued his Decision and Order on Application for Interim Measures requiring Mullen to deposit $7,000,000 into an interest-bearing escrow account with a commercial bank or brokerage firm. The arbitrator also ordered that all interest earned on the escrow account shall become the property of the party determined in the arbitration to be entitled to the principal and that the amounts held in escrow shall be released only upon further order of the arbitrator, a court or other tribunal of competent jurisdiction, or by agreement of the parties. On December 15, 2023, the GEM Group filed a motion seeking to have an additional $29,114,921.00 of cash placed in escrow considering the issuance of the Partial Award. Mullen filed an opposition to that request on December 29, 2023. To date, the arbitrator has not issued a decision on the GEM Group’s request.

The Company has accrued $7 million as a probable settlement expense as of September 30, 2023. Based on the early stage of the litigation, it is not possible to reasonably estimate if exposure exceeds the amounts accrued.

Mullen Stockholder Litigation

Margaret Schaub v. Mullen Automotive Inc.

On May 5, 2022, Plaintiff Margaret Schaub, a purported stockholder, filed a putative class action complaint in the United States District Court Central District of California against the “Company”, as well as its Chief Executive Officer, David Michery, and the Chief Executive Officer of a predecessor entity, Oleg Firer (the “Schaub Lawsuit”). This lawsuit was brought by Schaub both individually and on behalf of a putative class of the Company’s shareholders, claiming false or misleading statements regarding the Company’s business partnerships, technology, and manufacturing capabilities, and alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (“Exchange Act”) and Rule 10b-5 promulgated thereunder. The Schaub Lawsuit seeks to certify a putative class of shareholders, and seeks monetary damages, as well as an award of reasonable fees and expenses.

On August 4, 2022, the Court issued an order consolidating the Schaub Lawsuit with the later-filed Gru Lawsuit (discussed below), and appointing lead plaintiff and lead counsel.

On September 23, 2022, Lead Plaintiff filed her Consolidated Amended Class Action Complaint (“Amended Complaint”) against the Company, Mr. Michery, and the Company’s predecessor, Mullen Technologies, Inc., premised on the same purported violations of the Exchange Act and Rule 10b-5, seeking to certify a putative class of shareholders, and seeking an award of monetary damages, as well as reasonable fees and expenses. Defendants filed their motion to dismiss the Amended Complaint on November 22, 2022. On September 28, 2023, the Court granted Defendants’ motion to dismiss, in part, and denied the motion to dismiss, in part.

No loss contingencies have been accrued in respect of this matter as at September 30, 2023, as the Company can reasonably estimate neither probability of the loss, nor their magnitude (if any), based on all available information presently known to management.

Trinon Coleman v. David Michery et al.

On December 8, 2023, Trinon Coleman, a purported stockholder, filed a derivative action in the Court of Chancery for the State of Delaware against the Company as a nominal defendant, Mr. Michery, and Company directors Mr. Puckett, Ms. Winter, Mr. Betor, Mr. Miltner, and Mr. New (the “Coleman Lawsuit”). This lawsuit asserts claims for breach of fiduciary duty, insider trading, and unjust enrichment primarily in connection with the issues and claims asserted in the Schaub Lawsuit. The Coleman Lawsuit seeks to direct the Company to improve its corporate governance and internal procedures, and seeks monetary damages and an award of reasonable fees and expenses.

No loss contingencies have been accrued in respect of this matter as at September 30, 2023, as the Company can reasonably estimate neither probability of the loss, nor their magnitude (if any), based on all available information presently known to management.

David Gru v. Mullen Automotive Inc.

On May 12, 2022, David Gru, a purported stockholder, filed a putative class action lawsuit in the United States District Court for the Central District of California against Mullen Automotive Inc. (“Mullen”), Mr. Michery, and Mr. Firer (the “Gru Lawsuit”). This lawsuit was brought by Gru both individually and on behalf of a putative class of Mullen’s shareholders, claiming false or misleading statements regarding Mullen’s business partnerships, technology, and manufacturing capabilities, and alleging violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5. The Gru Lawsuit sought to declare the action to be a class action, and sought monetary damages, pre-judgment and post-judgment interest, as well as an award of reasonable fees and expenses. On August 4, 2022, the Court consolidated this action into the Schaub Lawsuit, and ordered this action administratively closed.

Jeff Witt v. Mullen Automotive Inc.

On August 1, 2022, Jeff Witt and Joseph Birbigalia, purported stockholders, filed a derivative action in the United States District Court for the Central District of California against the Company as a nominal defendant, Mr. Michery, Mr. Firer, and current or former Company directors Ignacio Novoa, Mary Winter, Kent Puckett, Mark Betor, William Miltner and Jonathan New (the “Witt Lawsuit”). The Witt lawsuit asserts claims for breach of fiduciary duty, unjust enrichment, abuse of control, waste of corporate assets, and violation of Section 14 of the Exchange Act primarily in connection with the issues and claims asserted in the Schaub Lawsuit. The Witt Lawsuit seeks monetary damages, as well as an award of reasonable fees and expenses.

On November 8, 2022, the Court consolidated this matter and the Morsy Lawsuit (see below) into one case, and on November 30, 2022 stayed the consolidated derivative action pending (1) dismissal of the consolidated securities class action (the Schaub Lawsuit discussed above), or (2) the filing of an answer in the consolidated securities class action and notice by any party that they no longer consent to the voluntary stay of this consolidated derivative action. The case currently remains stayed.

No loss contingencies have been accrued in respect of this matter as at September 30, 2023, as the Company can reasonably estimate neither probability of the loss, nor their magnitude (if any), based on all available information presently known to management.

Hany Morsy v. David Michery, et al.

On September 30, 2022, Hany Morsy, a purported stockholder, filed a derivative action in the United States District Court for the Central District of California against the Company as a nominal defendant, Mr. Michery, Mr. Firer, former Company officer and director, Jerry Alban, and Company directors Mr. Novoa, Ms. Winter, Mr. Puckett, Mr. Betor, Mr. Miltner, and Mr. New (the “Morsy Lawsuit”). This lawsuit asserts claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste of corporate assets, and violation of Section 14 of the Exchange Act primarily in connection with the issues and claims asserted in the Schaub Lawsuit. The Morsy Lawsuit seeks to direct the Company to improve its corporate governance and internal procedures, and also seeks monetary damages, pre-judgment and post-judgment interest, restitution, and an award of reasonable fees and expenses.

On November 8, 2022, the Court consolidated this matter and the Witt Lawsuit (see above) into one case, and stayed the consolidated action (as discussed above).

Chosten Caris v. David Michery

On April 27, 2023, Chosten Caris, a purported stockholder, filed a complaint against Mr. Michery in the Eighth Judicial Circuit In and For Alachua County, Florida (the “Caris Lawsuit”). This lawsuit purports to seek damages for claims arising under Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder. The Caris Lawsuit also seeks punitive damages. On May 17, 2023, Mr. Michery removed the Caris Lawsuit to the United States District Court for the Northern District of Florida. Mr. Michery filed a Motion to Dismiss (“MTD”) the Caris Lawsuit on June 20, 2023.

On July 21, 2023, Plaintiff filed a document entitled “Conclusion” and another entitled “Memorandum Summary.” The court, on July 25, 2023, entered an order in response to Plaintiff’s “Conclusion” advising that the document did not constitute a sufficient filing because it was not in the proper format, did not include a certificate of service, was not signed, and was not responsive to the MTD. The court additionally, expanded Plaintiff’s deadline to respond to the MTD from July 21, 2023 to August 8, 2023 and deferred its ruling on the MTD as a result of the extended filing deadline.

On July 26, 2023, Plaintiff filed a document entitled “Plaintiff’s Demand” requesting certain relief from the court. The court, on July 28, 2023, issued an order denying “Plaintiff’s Demand”, advising that no action will be taken on Plaintiff’s July 21, 2023 “Memorandum Summary”, and further deferring a ruling on the MTD. Plaintiff filed his response to the MTD on August 3, 2023. No reply is permitted in this court. To date, the court has not issued an order with respect to the MTD.

No loss contingencies have been accrued in respect of this matter as at September 30, 2023, as the Company can reasonably estimate neither probability of the loss, nor their magnitude (if any), based on all available information presently known to management.